SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 01, 2016	Mar. 18, 2016	Dec. 31, 2015
Assets
Fixed maturities, at fair value (amortized cost: 2018, $109,824; 2017, $52,406)	$ 12,639,845	$ 12,654,859
Cash and cash equivalents	877,907	1,772,012	$ 1,773,328			$ 1,577,097
Other	63,506	41,237
Total assets	22,759,894	22,980,764
Liabilities
Accounts payable, accrued expenses and other	266,524	302,021
Total liabilities	16,243,380	16,235,652
Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(138,634)	(90,281)
Retained earnings	4,230,449	4,410,694
Total shareholders’ equity	6,516,514	6,745,112	6,687,912
Total liabilities and shareholders’ equity	22,759,894	22,980,764
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost	$ 12,627,921	$ 12,480,569
Common shares, par value	$ 0.00000001	$ 0.00000001			$ 1.00
Common shares, shares issued	100,000,000	100,000,000			1
Preferred shares, par value	$ 1	$ 1
Preferred shares, shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Preferred shares, aggregate liquidation value	$ 704,227	$ 704,227		$ 150,000
Parent Company [Member]
Assets
Fixed maturities, at fair value (amortized cost: 2018, $109,824; 2017, $52,406)	109,951	51,748
Cash and cash equivalents	1,081	26,681	$ 23,150			$ 94,835
Investments in subsidiaries	8,831,161	8,991,358
Intercompany loans and balances receivable	657,156	1,135,749
Other	4,588	4,246
Total assets	9,603,937	10,209,782
Liabilities
Intercompany loans and balances payable (1)	3,061,210	3,435,693
Accounts payable, accrued expenses and other	26,213	28,977
Total liabilities	3,087,423	3,464,670
Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(138,634)	(90,281)
Retained earnings	4,230,449	4,410,694
Total shareholders’ equity	6,516,514	6,745,112
Total liabilities and shareholders’ equity	9,603,937	10,209,782
CondensedFinancialStatementsParentheticals [Abstract]
Fixed maturities, amortized cost	$ 109,824	$ 52,406
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value	$ 1	$ 1
Preferred shares, shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Preferred shares, aggregate liquidation value	$ 704,227	$ 704,227
Parent Company [Member] | Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Guarantor Obligations, Current Carrying Value	$ 63,000
Interest rate on obligations guaranteed by the Parent Company	6.44%
Percentage Ownership	100.00%
Parent Company [Member] | Senior Notes | Notes Issued By Partner Re Finance B LLC [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company	5.50%
Percentage Ownership	100.00%
Parent Company [Member] | 2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member] | FinancialGuaranteeMember
Parent Company Guarantee Disclosures [Abstract]
Interest rate on obligations guaranteed by the Parent Company	1.25%
Percentage Ownership	100.00%